BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2024
BORROWINGS
Schedule of composition of borrowings

	As at 30 June 2024			As at 31 December 2023
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Commercial paper	-	—	-	–	–	–
Loan and overdrafts	(48)	—	(48)	(60)	–	(60)
Lease liabilities	(46)	(76)	(122)	(48)	(89)	(137)
Non-voting preference shares	—	(25)	(25)	–	(25)	(25)
Bonds	(1,357)	(7,306)	(8,663)	(548)	(8,686)	(9,234)
	(1,451)	(7,407)	(8,858)	(656)	(8,800)	(9,456)

Schedule of movement in financial liabilities to cash flow statement

£m	At 1 January 2024	Cash flows	Foreign exchange	Fair value adjustments, interest and reclassification	At 30 June 2024
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(8,711)	—	63	1,317	(7,331)
Short-term borrowings	(558)	553	(61)	(1,300)	(1,366)
Lease liabilities	(137)	30	2	(17)	(122)
Derivative financial instruments	(102)	(34)	—	48	(88)
Total financial liabilities arising from financing activities	(9,508)	549	4	48	(8,907)
Cash and cash equivalents net of bank overdrafts	994	(499)	(3)	—	492
Total	(8,514)	50	1	48	(8,415)

£m	At 1 January 2023	Cash flows	Foreign exchange	Fair value adjustments, interest and reclassification	At 30 June 2023
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(9,886)	245	389	589	(8,663)
Short-term borrowings	(320)	(156)	15	(566)	(1,027)
Lease liabilities	(161)	25	8	(18)	(146)
Derivative financial instruments	(112)	79	—	(117)	(150)
Total financial liabilities arising from financing activities	(10,479)	193	412	(112)	(9,986)
Cash and cash equivalents net of bank overdrafts	611	(117)	(33)	—	461
Total	(9,868)	76	379	(112)	(9,525)